Average Annual Total Returns - Brighthouse/Aberdeen Emerging Markets Equity Portfolio	Apr. 30, 2021
MSCI Emerging Markets Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	18.31%
5 Years	12.80%
10 Years	3.63%
Class A
Average Annual Return:
1 Year	27.68%
5 Years	13.84%
10 Years	3.66%
Class B
Average Annual Return:
1 Year	27.30%
5 Years	13.55%
10 Years	3.40%